Income Taxes (Details 4) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Operating Loss Carryforwards [Line Items]
Balance at the beginning of the year	¥ 3,619,020	$ 526,365,000	¥ 3,352,131	$ 0	¥ 2,691,684
Additions of valuation allowance	382,647	55,654,000	730,940		690,704
Reduction of valuation allowance(Note (i))	(181,689)	(26,427,000)	(464,051)		(30,257)
Balance at the end of the year	¥ 3,819,978	$ 555,592,000	¥ 3,619,020	$ 526,365,000	¥ 3,352,131